Subsidiaries - Summary of financial position of subsidiary before eliminating inter company transactions (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial position of subsidiary before eliminating inter company transactions [line items]
Current assets	¥ 1,698,917	¥ 1,638,236
Non-current assets	1,424,337	1,324,986
Current liabilities	1,221,867	1,158,213
Non-current liabilities	786,864	745,328
Carrying amount of non-controlling interests	203,849	200,742
NEC Networks & System Integration Corporation [member]
Disclosure of financial position of subsidiary before eliminating inter company transactions [line items]
Current assets	192,501	181,377
Non-current assets	46,735	36,150
Current liabilities	82,325	72,723
Non-current liabilities	47,308	42,005
Net assets	109,603	102,799
Carrying amount of non-controlling interests	67,024	62,303
Japan Aviation Electronics Industry, Limited [member]
Disclosure of financial position of subsidiary before eliminating inter company transactions [line items]
Current assets	113,559	108,657
Non-current assets	123,374	120,491
Current liabilities	52,647	48,483
Non-current liabilities	18,206	18,800
Net assets	166,080	161,865
Carrying amount of non-controlling interests	¥ 107,030	¥ 104,368